K&L | GATES	Kirkpatrick & Lockhart Preston Gates Ellis llp 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

March 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	FQF Trust
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of FQF Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto.

Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

The Trust respectfully requests that the Staff furnish the Trust with any comments it may have as soon as reasonably practicable.  If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9475 or Franklin H. Na at (202) 778-9473.  Thank you for your attention to this matter.

Sincerely, /s/ Stacy L. Fuller Stacy L. Fuller